CONSOLIDATED BALANCE SHEETS (USD $)	Dec. 31, 2012	Dec. 31, 2011
Current Assets:
Cash and cash equivalents (Note 4)	$ 8,347,518	$ 57,677,370
Assets held for sale (Note 7)	0	450,000
Marketable securities (Notes 5, 6)	723,449	892,271
Deposits, advances and other	175,293	194,802
Total current assets	9,246,260	59,214,443
Property, plant and equipment, net (Note 7)	19,190,792	19,125,626
Total assets	28,437,052	78,340,069
Current Liabilities:
Accounts payable and accrued expenses	914,977	2,076,131
Accrued interest	64,269	234,545
Total current liabilities	979,246	2,310,676
Convertible notes (Note 12)	20,025,454	101,833,491
Other (Note 12)	1,012,491	0
Total liabilities	22,017,191	104,144,167
SHAREHOLDERS' EQUITY
Common shares and equity units	283,482,779	244,023,265
Contributed Surplus	5,171,603	5,171,603
Stock options (Note 9)	19,762,883	17,143,278
Accumulated deficit	(302,209,087)	(292,183,986)
Accumulated other comprehensive income	211,683	41,742
Total shareholders' equity (deficit)	6,419,861	(25,804,098)
Total liabilities and shareholders' equity	$ 28,437,052	$ 78,340,069